Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	402,500
Proposed Maximum Offering Price per Unit	14.925
Maximum Aggregate Offering Price	$ 6,007,312.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 829.61
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is also registering hereunder an indeterminate number of additional shares of common stock ("Common Stock") that shall be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act, based on the average of the high and low sale prices of the Common Stock on May 7, 2026, as reported on the Nasdaq Capital Market, which date is within five business days prior to the filing of this Registration Statement. Represents shares of Common Stock hereby registered for resale by the selling stockholders.